Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,442,704
Proposed Maximum Offering Price per Unit	10.85
Maximum Aggregate Offering Price	$ 15,653,338.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,161.73
Offering Note	(1) Represents shares of common stock, par value $0.01 per share (the "Common Stock"), of Columbia Financial, Inc. (the "Registrant") reserved for issuance under the Columbia Bank Savings and Investment Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of Common Stock which may become issuable to prevent dilution resulting from a stock split, stock dividend or similar adjustment of the outstanding Common Stock. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of the average of the high and low reported sales prices of the Common Stock on the Nasdaq Global Select Market on July 27, 2026, a date within five business days prior to the date of filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation interests in the Columbia Bank Savings and Investment Plan
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of participation interests to be offered or sold pursuant to the Plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate registration fee is required with respect to the participation interests in the Plan.